UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Small Cap Growth Index Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)
COMMON STOCKS (100.0%)

Auto &Transportation (4.4%)
Polaris Industries, Inc.	84,396	$5,927
Oshkosh Truck Corp.	69,006	5,658
J.B. Hunt Transport Services, Inc.	112,216	4,912
* The Goodyear Tire & Rubber Co.	311,443	4,158
* Landstar System, Inc.	119,496	3,914
* AMR Corp.	317,386	3,396
UTI Worldwide, Inc.	36,548	2,538
Thor Industries, Inc.	72,841	2,179
Florida East Coast Industries, Inc. Class A	46,925	1,993
Werner Enterprises, Inc.	101,174	1,966
* Swift Transportation Co., Inc.	86,769	1,921
Heartland Express, Inc.	96,206	1,842
Knight Transportation, Inc.	72,454	1,787
* Pacer International, Inc.	73,500	1,756
Forward Air Corp.	40,231	1,713
Winnebago Industries, Inc.	52,990	1,674
* Kirby Corp.	39,076	1,642
* EGL, Inc.	71,959	1,641
* AirTran Holdings, Inc.	152,213	1,378
* Genesee & Wyoming Inc. Class A	47,744	1,237
* Old Dominion Freight Line, Inc.	39,363	1,226
Wabtec Corp.	53,275	1,092
* Tenneco Automotive, Inc.	83,982	1,046
Wabash National Corp.	39,023	952
* Gulfmark Offshore, Inc.	29,909	775
* Northwest Airlines Corp. Class A	111,361	745
Skywest, Inc.	37,938	705
Arctic Cat, Inc.	25,718	696
* ExpressJet Holdings, Inc.	59,237	676
* General Maritime Corp.	12,927	626
* Fleetwood Enterprises, Inc.	71,426	621
* Delta Air Lines, Inc.	150,100	608
* Continental Airlines, Inc. Class B	45,760	551
* Frontier Airlines, Inc.	45,640	478
* Keystone Automotive Industries, Inc.	20,014	464
Marine Products Corp.	27,067	455
* Hayes Lemmerz International, Inc.	71,256	371
* Aftermarket Technology Corp.	14,011	231
* America West Holdings Corp. Class B	34,687	188
* Mesa Air Group Inc.	21,856	153

		65,891

Consumer Discretionary (24.7%)
* Getty Images, Inc.	94,780	6,740
American Eagle Outfitters, Inc.	218,194	6,448
* Monster Worldwide Inc.	223,227	6,262
Station Casinos, Inc.	91,198	6,160
* Activision, Inc.	366,142	5,419
* The Cheesecake Factory	145,749	5,167
* Urban Outfitters, Inc.	104,272	5,002
The Corporate Executive Board Co.	76,843	4,914
* O'Reilly Automotive, Inc.	98,049	4,856
Applebee's International, Inc.	159,976	4,409
* ITT Educational Services, Inc.	90,583	4,393
* Pacific Sunwear of California, Inc.	146,490	4,099
Boyd Gaming Corp.	77,387	4,036
* Timberland Co.	56,272	3,991
* Sonic Corp.	117,514	3,925
Claire's Stores, Inc.	166,672	3,840
* Penn National Gaming, Inc.	128,526	3,776
* Laureate Education Inc.	85,707	3,667
* R.H. Donnelley Corp.	62,025	3,603
* PETCO Animal Supplies, Inc.	96,639	3,557
* Valassis Communications, Inc.	101,097	3,534
* Take-Two Interactive Software, Inc.	89,047	3,482
* Education Management Corp.	123,228	3,444
Regis Corp.	83,160	3,404
* Copart, Inc.	142,248	3,351
* Quiksilver, Inc.	115,307	3,347
* Marvel Enterprises Inc.	165,682	3,314
* Waste Connections, Inc.	94,664	3,290
SCP Pool Corp.	102,871	3,277
Strayer Education, Inc.	28,899	3,275
Harte-Hanks, Inc.	117,858	3,248
* Panera Bread Co.	56,673	3,204
Ruby Tuesday, Inc.	128,148	3,113
* Gaylord Entertainment Co.	74,528	3,011
* Zale Corp.	100,932	3,000
* The Yankee Candle Co., Inc.	94,141	2,984
* P.F. Chang's China Bistro, Inc.	48,354	2,892
MSC Industrial Direct Co., Inc. Class A	94,011	2,873
* Corinthian Colleges, Inc.	178,439	2,805
* Scientific Games Corp.	121,605	2,779
* Guitar Center, Inc.	49,943	2,738
* Men's Wearhouse, Inc.	64,191	2,710
* Aeropostale, Inc.	82,343	2,697
* Earthlink, Inc.	294,889	2,654
* Tractor Supply Co.	60,413	2,637
* CEC Entertainment Inc.	71,689	2,624
Arbitron Inc.	61,125	2,622
John Wiley & Sons Class A	73,855	2,603
* Ask Jeeves, Inc.	91,901	2,581
* Navigant Consulting, Inc.	94,106	2,563
* Corrections Corp. of America REIT	66,040	2,549
* Fossil, Inc.	98,194	2,546
* CNET Networks, Inc.	269,329	2,542
* Jarden Corp.	52,809	2,423
* Radio One, Inc. Class D	162,477	2,397
ADVO, Inc.	61,018	2,285
* DeVry, Inc.	118,040	2,233
Choice Hotel International, Inc.	35,786	2,217
* The Warnaco Group, Inc.	90,901	2,185
* THQ Inc.	76,748	2,160
* Dick's Sporting Goods, Inc.	57,774	2,122
* InfoSpace, Inc.	51,615	2,107
Matthews International Corp.	63,583	2,083
* Rare Hospitality International Inc.	67,164	2,074
* United Natural Foods, Inc.	71,236	2,039
* Barnes & Noble, Inc.	59,079	2,038
* Shuffle Master, Inc.	68,578	1,986
CBRL Group, Inc.	47,523	1,963
* Hot Topic, Inc.	89,793	1,962
* Emmis Communications, Inc.	101,335	1,948
The Brink's Co.	55,970	1,937
Nu Skin Enterprises, Inc.	82,446	1,856
* Resources Global Professionals	87,504	1,831
* Gemstar-TV Guide International, Inc.	418,240	1,819
* DoubleClick Inc.	235,488	1,813
* GameStop Corp. Class B	80,993	1,806
* Bright Horizons Family Solutions, Inc.	52,874	1,784
Watson Wyatt & Co. Holdings	64,005	1,741
K-Swiss, Inc.	51,267	1,693
* Too Inc.	68,406	1,688
* Insight Enterprises, Inc.	96,076	1,687
* The Children's Place Retail Stores, Inc.	34,568	1,651
* ProQuest Co.	45,132	1,632
* Tempur-Pedic International Inc.	86,930	1,622
* ValueClick, Inc.	152,041	1,613
* The Advisory Board Co.	36,410	1,591
* CMGI Inc.	755,812	1,572
* Argosy Gaming Co.	33,985	1,561
Jackson Hewitt Tax Service Inc.	74,167	1,552
Pier 1 Imports Inc.	84,684	1,544
* Cumulus Media Inc.	108,022	1,539
* Global Imaging Systems, Inc.	43,375	1,538
Talbots Inc.	47,998	1,535
* Tuesday Morning Corp.	52,628	1,519
* West Corp.	46,747	1,496
Aaron Rents, Inc. Class B	73,392	1,468
* Labor Ready, Inc.	78,634	1,467
* Red Robin Gourmet Burgers	28,529	1,452
* CKE Restaurants Inc.	91,051	1,443
World Fuel Services Corp.	44,914	1,415
Ethan Allen Interiors, Inc.	43,731	1,399
* Wesco International, Inc.	49,949	1,399
* Heidrick & Struggles International, Inc.	37,956	1,396
Nautilus Inc.,	58,576	1,392
* Hibbett Sporting Goods, Inc.	46,228	1,389
* Select Comfort Corp.	67,349	1,377
* Big Lots Inc.	111,298	1,338
* Coldwater Creek Inc.	72,027	1,331
Ameristar Casinos, Inc.	24,066	1,316
* Pinnacle Entertainment, Inc.	78,609	1,313
MAXIMUS, Inc.	37,973	1,272
* Cabela's Inc.	60,624	1,251
* Genesco, Inc.	43,929	1,248
Christopher & Banks Corp.	70,743	1,245
* Stein Mart, Inc.	54,491	1,226
* Carter's, Inc.	30,825	1,225
* CoStar Group, Inc.	32,481	1,197
* WMS Industries, Inc.	42,160	1,187
* Priceline.com, Inc.	46,191	1,164
* Cost Plus, Inc.	42,976	1,155
Fred's, Inc.	66,264	1,138
Rollins, Inc.	61,015	1,135
* Electronics Boutique Holdings Corp.	26,291	1,130
* Universal Technical Institute Inc.	29,986	1,103
* 99 Cents Only Stores	82,291	1,084
* Overstock.com, Inc.	25,165	1,082
* Insight Communications Co., Inc.	90,336	1,070
* Teletech Holdings Inc.	81,309	1,051
* aQuantive, Inc.	91,590	1,014
G & K Services, Inc. Class A	25,130	1,012
* United Online, Inc.	96,403	1,009
* Steak n Shake Co.	51,750	1,001
* MarineMax, Inc.	31,844	993
* Entravision Communications Corp.	111,606	990
* Coinstar, Inc.	46,230	980
Gevity HR, Inc.	50,812	972
* NetFlix.com, Inc.	88,040	955
* Steiner Leisure Ltd.	28,927	946
Big 5 Sporting Goods Corp.	38,175	943
* Charter Communications, Inc.	572,620	916
* PRIMEDIA Inc.	206,207	897
* USANA Health Sciences, Inc.	18,749	887
* FTI Consulting, Inc.	41,926	865
Catalina Marketing Corp.	32,631	845
* California Pizza Kitchen, Inc.	35,967	843
* Krispy Kreme Doughnuts, Inc.	110,206	841
* Journal Register Co.	48,628	812
* The Dress Barn, Inc.	44,269	807
* Papa John's International, Inc.	23,231	807
* Spanish Broadcasting System, Inc.	78,262	803
bebe stores, inc	23,340	792
* The Pantry, Inc.	24,708	765
* Central European Distribution Corp.	22,818	760
* RC2 Corp.	22,330	759
* Korn/Ferry International	39,060	743
Sinclair Broadcast Group, Inc.	90,286	725
* A.C. Moore Arts & Crafts, Inc.	27,131	723
infoUSA Inc.	68,568	721
* Tetra Tech, Inc.	55,709	703
* Isle of Capri Casinos, Inc.	26,383	700
Oakley, Inc.	53,894	691
* LKQ Corp.	34,095	684
* Skechers U.S.A., Inc.	43,828	678
Pre-Paid Legal Services, Inc.	20,000	677
Finish Line, Inc.	28,128	651
* Marchex, Inc.	34,002	634
* Life Time Fitness, Inc.	23,450	633
Blyth, Inc.	19,798	630
* MTR Gaming Group Inc.	50,762	629
* Vertrue Inc.	17,663	626
* Midway Games Inc.	60,803	624
* TiVo Inc.	119,850	620
* Sirva Inc.	87,131	620
* LECG Corp.	31,561	619
* Martha Stewart Living Omnimedia, Inc.	26,730	604
* Playtex Products, Inc.	66,675	600
* Stamps.com Inc.	35,773	594
* Revlon, Inc. Class A	202,088	582
* West Marine, Inc.	26,654	567
* Wireless Facilities, Inc.	88,695	554
* Playboy Enterprises, Inc. Class B	42,438	547
* J. Jill Group, Inc.	39,659	546
* ValueVision Media, Inc.	43,856	543
* Hollywood Entertainment Corp.	40,021	527
Oshkosh B' Gosh, Inc. Class A	17,090	521
Oxford Industries, Inc.	14,172	519
* The Gymboree Corp.	39,952	501
* Saga Communications, Inc.	31,017	499
* Salem Communications Corp.	24,097	496
Movie Gallery, Inc.	17,276	495
* AMN Healthcare Services, Inc.	31,036	494
Amerco, Inc.	10,523	487
* Stage Stores, Inc.	12,605	484
Hollinger International, Inc.	44,238	482
* Harris Interactive Inc.	102,105	471
* Alliance Gaming Corp.	45,448	436
* Alloy, Inc.	73,007	429
Gray Television, Inc.	29,583	428
* Charlotte Russe Holding Inc.	32,896	425
* Elizabeth Arden, Inc.	17,627	418
* Guess ?, Inc.	30,521	418
* Autobytel Inc.	82,512	416
* Leapfrog Enterprises, Inc.	36,398	413
* Multimedia Games Inc.	52,686	409
* Vail Resorts Inc.	16,006	404
* 1-800-FLOWERS.COM, Inc.	52,341	396
* Forrester Research, Inc.	27,793	391
* Six Flags, Inc.	92,816	382
* Bombay Co.	70,731	375
* NetRatings, Inc.	24,423	372
* Gartner, Inc. Class B	38,814	363
* Blue Nile Inc.	12,303	340
CSS Industries, Inc.	9,165	335
* GSI Commerce, Inc.	24,549	332
Renaissance Learning, Inc.	18,653	319
* Hudson Highland Group, Inc.	17,985	307
* Digital Theater Systems Inc.	16,966	307
* FindWhat.com	29,620	307
* Young Broadcasting Inc.	35,368	306
* Conn's, Inc.	16,047	302
* Sharper Image Corp.	16,274	270
* Drugstore.com, Inc.	104,077	269
* Learning Tree International, Inc.	18,265	263
* Pegasus Solutions Inc.	21,756	257
* 1-800 CONTACTS, Inc.	11,885	248
* Regent Communications, Inc.	45,894	246
* Cross Country Healthcare, Inc.	14,283	239
* Beasley Broadcast Group, Inc.	13,156	234
* GameStop Corp.	10,203	226
* Kirkland's, Inc.	17,002	188
* Medical Staffing Network Holdings, Inc.	23,889	158
* Advanced Marketing Services	10,080	60
* Radio One, Inc.	428	6

		371,309

Consumer Staples (1.3%)
Church & Dwight, Inc.	123,033	4,364
* Rite Aid Corp.	1,021,615	4,046
* NBTY, Inc.	105,840	2,656
* Performance Food Group Co.	92,285	2,554
* 7-Eleven, Inc.	77,970	1,873
Casey's General Stores, Inc.	89,033	1,600
J & J Snack Foods Corp.	13,381	627
* Peet's Coffee & Tea Inc.	25,261	623
* Wild Oats Markets Inc.	44,891	477
Tootsie Roll Industries, Inc.	14,861	446
* Boston Beer Co., Inc. Class A	16,821	368
Coca-Cola Bottling Co.	3,883	203
Arden Group Inc. Class A	2,718	193

		20,030

Financial Services (10.1%)
Catellus Development Corp. REIT	203,242	5,416
Ryder System, Inc.	126,863	5,290
Certegy, Inc.	123,359	4,271
Cullen/Frost Bankers, Inc.	92,544	4,178
Global Payments Inc.	60,658	3,912
East West Bancorp, Inc.	103,293	3,814
* The First Marblehead Corp.	65,135	3,747
* BISYS Group, Inc.	237,188	3,719
* Affiliated Managers Group, Inc.	58,425	3,624
UCBH Holdings, Inc.	85,217	3,400
MoneyGram International, Inc.	174,745	3,301
* Alliance Data Systems Corp.	80,557	3,255
Waddell & Reed Financial, Inc.	163,126	3,220
* Kronos, Inc.	62,569	3,198
NewAlliance Bancshares, Inc.	225,253	3,154
* Silicon Valley Bancshares	70,959	3,126
Fremont General Corp.	129,274	2,843
Jack Henry & Associates Inc.	142,809	2,569
International Bancshares Corp.	70,117	2,431
Jefferies Group, Inc.	62,337	2,349
Southwest Bancorporation of Texas, Inc.	117,455	2,155
* eFunds Corp.	96,297	2,149
Wintrust Financial Corp.	45,112	2,124
* CB Richard Ellis Group, Inc.	58,897	2,061
FactSet Research Systems Inc.	61,021	2,014
Umpqua Holdings Corp.	82,477	1,926
Inland Real Estate Corp. REIT	125,524	1,887
John H. Harland Co.	54,797	1,883
Cousins Properties, Inc. REIT	72,709	1,881
* Alleghany Corp.	6,520	1,806
Commercial Capital Bancorp, Inc.	85,677	1,744
HCC Insurance Holdings, Inc.	46,735	1,690
CVB Financial Corp.	89,516	1,624
* Sotheby's Holdings Class A	89,866	1,524
First BanCorp Puerto Rico	35,790	1,512
National Financial Partners Corp.	36,934	1,470
* Signature Bank	54,183	1,436
New Century REIT, Inc.	29,484	1,380
* Investment Technology Group, Inc.	78,530	1,374
* Euronet Worldwide, Inc.	47,716	1,362
Equity Lifestyle Properties, Inc. REIT	38,432	1,355
* Interactive Data Corp.	64,237	1,333
United Community Banks, Inc.	53,838	1,278
Boston Private Financial Holdings, Inc.	51,895	1,233
Cash America International Inc.	53,652	1,177
* Arch Capital Group Ltd.	29,285	1,173
Financial Federal Corp.	32,521	1,150
* Accredited Home Lenders Holding Co.	31,447	1,139
W Holding Co., Inc.	112,901	1,137
NDCHealth Corp.	70,969	1,134
* Nelnet, Inc.	35,223	1,121
* Digital Insight Corp.	66,888	1,097
Gold Banc Corp., Inc.	75,560	1,060
Provident Bancorp, Inc.	86,263	1,056
* Sterling Financial Corp.	29,172	1,041
PrivateBancorp, Inc.	32,147	1,010
* Triad Guaranty, Inc.	18,723	985
* Instinet Group Inc.	165,329	972
* S1 Corp.	138,570	962
* Advent Software, Inc.	51,677	939
* iPayment Holdings, Inc.	21,488	907
* Danielson Holdings Corp.	50,238	867
Prosperity Bancshares, Inc.	32,589	863
* Universal American Financial Corp.	48,934	847
Main Street Banks, Inc.	31,885	844
* Portfolio Recovery Associates, Inc.	22,945	781
Global Signal, Inc. REIT	25,136	753
* HealthExtras, Inc.	43,898	731
Hilb, Rogal and Hamilton Co.	19,927	713
Hanmi Financial Corp.	41,134	681
Bank of the Ozarks, Inc.	21,235	674
Harleysville National Corp.	30,355	645
Direct General Corp.	31,065	638
Fidelity Bankshares, Inc.	27,079	622
R.L.I. Corp.	14,891	617
LaSalle Hotel Properties REIT	20,705	601
* eSPEED, Inc. Class A	61,316	564
CoBiz Inc.	27,981	542
* BankUnited Financial Corp.	19,533	525
S.Y. Bancorp, Inc.	23,301	513
Scottish Re Group Ltd.	22,050	497
* Asset Acceptance Capital Corp.	25,650	489
* HomeStore, Inc.	216,762	481
Old Second Bancorp, Inc.	15,621	471
* FelCor Lodging Trust, Inc. REIT	34,821	433
Greenhill & Co., Inc.	12,090	433
* PRG-Schultz International, Inc.	85,179	427
Aspen Insurance Holdings Ltd.	16,871	425
Riggs National Corp.	22,000	420
* Encore Capital Group, Inc.	28,661	417
* TNS Inc.	21,933	394
American Equity Investment Life Holding Co.	30,187	386
Peapack Gladstone Financial Corp.	13,781	372
* Citizens, Inc.	63,142	363
Gabelli Asset Management Inc.	8,066	360
* Credit Acceptance Corp.	18,117	358
* Argonaut Group, Inc.	15,271	324
Clifton Savings Bancorp, Inc.	27,460	308
* Ocwen Financial Corp.	37,576	303
* Navigators Group, Inc.	8,651	287
* Texas Capital Bancshares, Inc.	12,630	265
WFS Financial, Inc.	5,731	247
Bristol West Holdings, Inc.	10,974	170
Capital Southwest Corp.	2,018	160
* CCC Information Services Group	6,095	139
Charter Financial Corp.	2,721	91

		151,119

Health Care (19.7%)
* DaVita, Inc.	192,527	8,057
Cooper Cos., Inc.	81,455	5,938
* Covance, Inc.	123,167	5,864
* Charles River Laboratories, Inc.	121,424	5,712
* Affymetrix, Inc.	121,361	5,199
* Cytyc Corp.	220,438	5,072
* Renal Care Group, Inc.	132,862	5,041
* INAMED Corp.	70,605	4,934
* Pharmaceutical Product Development, Inc.	100,370	4,863
* Dade Behring Holdings Inc.	77,076	4,542
* Gen-Probe Inc.	98,324	4,381
* Accredo Health, Inc.	96,472	4,284
* Respironics, Inc.	69,344	4,041
* ResMed Inc.	66,918	3,774
* Stericycle, Inc.	84,363	3,729
* IDEXX Laboratories Corp.	67,591	3,661
* AMERIGROUP Corp.	98,146	3,588
* Martek Biosciences Corp.	61,177	3,560
* MGI Pharma, Inc.	140,015	3,538
* STERIS Corp.	136,387	3,444
* Edwards Lifesciences Corp.	76,221	3,294
* Andrx Group	143,766	3,259
Medicis Pharmaceutical Corp.	107,935	3,236
* LifePoint Hospitals, Inc.	72,521	3,179
* VCA Antech, Inc.	153,815	3,112
* Apria Healthcare Group Inc.	95,650	3,070
* Pediatrix Medical Group, Inc.	44,075	3,023
* Cerner Corp.	57,353	3,012
* Protein Design Labs, Inc.	188,129	3,008
* Amylin Pharmaceuticals, Inc.	171,976	3,008
* Sierra Health Services, Inc.	46,855	2,991
* Endo Pharmaceuticals Holdings, Inc.	130,024	2,932
* Intuitive Surgical, Inc.	63,710	2,897
* Techne Corp.	71,944	2,891
* Sybron Dental Specialties, Inc.	78,100	2,804
* Neurocrine Biosciences, Inc.	71,939	2,738
Mentor Corp.	84,435	2,710
* Immucor Inc.	89,399	2,699
* OSI Pharmaceuticals, Inc.	64,937	2,684
* ICOS Corp.	119,052	2,674
* Advanced Medical Optics, Inc.	72,852	2,638
* United Surgical Partners International, Inc.	56,214	2,573
Invacare Corp.	56,384	2,516
* Centene Corp.	80,596	2,417
* Province Healthcare Co.	98,238	2,367
* Nektar Therapeutics	165,689	2,310
* VISX Inc.	97,846	2,294
* PAR Pharmaceutical Cos. Inc.	66,798	2,234
* American Pharmaceuticals Partners, Inc.	41,688	2,157
* Haemonetics Corp.	50,128	2,113
Diagnostic Products Corp.	43,171	2,085
* American Medical Systems Holdings, Inc.	119,732	2,057
* Ventana Medical Systems, Inc.	54,768	2,052
* American Healthways Inc.	61,788	2,040
* The Medicines Co.	85,414	1,935
* NeighborCare Inc.	65,742	1,923
* United Therapeutics Corp.	41,717	1,906
* Alkermes, Inc.	177,053	1,838
* Connetics Corp.	70,282	1,777
* Cyberonics, Inc.	40,048	1,769
PolyMedica Corp.	54,057	1,717
* CONMED Corp.	55,918	1,684
* Sunrise Senior Living, Inc.	34,069	1,656
* Bio-Rad Laboratories, Inc. Class A	33,095	1,612
* Eon Labs, Inc.	52,794	1,596
* Biosite Inc.	30,271	1,575
* Priority Healthcare Corp. Class B	72,804	1,575
* Telik, Inc.	100,160	1,510
* Applera Corp.-Celera Genomics Group	144,038	1,476
* Kos Pharmaceuticals, Inc.	35,309	1,472
* Serologicals Corp.	59,992	1,466
* AmSurg Corp.	57,726	1,460
* PSS World Medical, Inc.	127,007	1,444
* Nabi Biopharmaceuticals	115,212	1,438
Valeant Pharmaceuticals International	63,091	1,421
* Transkaryotic Therapies, Inc.	54,855	1,369
* Pharmion Corp.	46,768	1,356
* IDX Systems Corp.	39,041	1,356
* Wright Medical Group, Inc.	56,100	1,346
* Onyx Pharmaceuticals, Inc.	42,887	1,345
Arrow International, Inc.	38,860	1,335
* Hologic, Inc.	40,982	1,306
* CV Therapeutics, Inc.	63,931	1,302
* Wellcare Group Inc.	41,803	1,273
* Laserscope	40,107	1,273
* Molina Healthcare Inc.	27,078	1,248
* K-V Pharmaceutical Co. Class A	52,596	1,220
* Eclipsys Corp.	78,768	1,219
* ArthroCare Corp.	42,611	1,214
* Integra LifeSciences Holdings	34,231	1,206
* Encysive Pharmaceuticals, Inc.	114,937	1,175
* LabOne, Inc.	33,806	1,166
* Vicuron Pharmaceuticals Inc.	73,252	1,154
* eResearch Technology, Inc.	96,381	1,135
* Myriad Genetics, Inc.	60,478	1,112
* Impax Laboratories, Inc.	69,249	1,108
* Advanced Neuromodulation Systems, Inc.	40,036	1,073
* Human Genome Sciences, Inc.	115,710	1,067
* Salix Pharmaceuticals, Ltd.	64,527	1,064
Perrigo Co.	54,797	1,049
* Cubist Pharmaceuticals, Inc.	97,960	1,040
* Eyetech Pharmaceuticals Inc.	37,075	1,020
* AtheroGenics, Inc.	73,898	967
* Vertex Pharmaceuticals, Inc.	103,324	967
* First Horizon Pharmaceutical Corp.	56,042	946
* Thoratec Corp.	77,162	943
* SurModics, Inc.	29,488	941
* RehabCare Group, Inc.	32,381	930
* Per-Se Technologies, Inc.	59,645	916
* Magellan Health Services, Inc.	26,600	906
* Chattem, Inc.	20,348	905
* Kindred Healthcare, Inc.	25,607	899
* Enzon Pharmaceuticals, Inc.	86,657	883
* ICU Medical, Inc.	24,210	859
* Ligand Pharmaceuticals Inc. Class B	146,210	838
* Kyphon Inc.	32,513	818
* PAREXEL International Corp.	33,443	786
* Noven Pharmaceuticals, Inc.	46,193	783
* Wilson Greatbatch Technologies, Inc.	42,367	773
* SonoSite, Inc.	29,348	762
* Medarex, Inc.	104,350	744
* Enzo Biochem, Inc.	51,094	737
* Gentiva Health Services, Inc.	45,149	731
* Adolor Corp.	73,323	729
* Abgenix, Inc.	102,969	721
* CTI Molecular Imaging, Inc.	33,315	675
* Inspire Pharmaceuticals, Inc.	81,270	663
* VistaCare, Inc.	32,195	659
* Digene Corp.	31,615	656
* BioMarin Pharmaceutical Inc.	126,958	654
* Incyte Corp.	95,689	654
* InterMune Inc.	57,150	629
* NPS Pharmaceuticals Inc.	49,596	626
* Exelixis, Inc.	91,724	622
* Inverness Medical Innovations, Inc.	26,026	612
* Merit Medical Systems, Inc.	49,628	595
* Alexion Pharmaceuticals, Inc.	27,392	593
* OraSure Technologies, Inc.	78,981	581
* Kensey Nash Corp.	20,213	547
* Dendreon Corp.	99,516	542
* DJ Orthopedics Inc.	21,367	535
* Align Technology, Inc.	84,389	527
* Discovery Laboratories, Inc.	93,257	525
* Molecular Devices Corp.	27,421	521
* Barrier Therapeutics Inc.	33,095	513
* NitroMed, Inc.	29,408	509
* Tanox, Inc.	52,327	502
* Symbion, Inc.	23,026	492
* K-V Pharmaceutical Co. Class B	20,915	491
* Genesis Healthcare Corp.	11,075	475
* Lexicon Genetics Inc.	88,149	450
* Zymogenetics, Inc.	29,177	445
* Cell Therapeutics, Inc.	120,555	433
* Keryx Biopharmaceuticals, Inc.	32,309	432
* Closure Medical Corp.	15,767	421
* Zoll Medical Corp.	18,201	410
* Conceptus, Inc.	50,871	397
Young Innovations, Inc.	10,742	394
* Isis Pharmaceuticals, Inc.	101,724	394
* Antigenics, Inc.	54,194	363
Computer Programs and Systems, Inc.	12,548	352
* ARIAD Pharmaceuticals, Inc.	60,485	339
* EPIX Pharmaceuticals, Inc.	45,760	320
* Geron Corp.	52,385	320
* Possis Medical Inc.	34,872	292
* Corixa Corp.	93,545	287
* Odyssey Healthcare, Inc.	24,298	286
* CorVel Corp.	13,264	283
* Bruker BioSciences Corp.	79,351	279
* ImmunoGen, Inc.	52,504	275
* Alliance Imaging, Inc.	28,627	273
* Maxygen Inc.	30,050	258
* Regeneron Pharmaceuticals, Inc.	50,422	258
* Diversa Corp.	51,390	256
* Trimeris, Inc.	21,234	239
* CardioDynamics International Corp.	76,089	222
* SciClone Pharmaceuticals, Inc.	74,248	211
* Pozen Inc.	39,805	207
Vital Signs, Inc.	4,345	173
* Genta Inc.	149,221	169
* XOMA Ltd.	167,843	168
* Santarus Inc.	31,833	155
* Specialty Laboratories, Inc.	15,795	151
* NeoPharm, Inc.	18,345	143
* Cell Genesys, Inc.	29,085	132
* CuraGen Corp.	29,296	122
* GTx, Inc.	12,350	112
* Lannett Company, Inc.	11,819	74

		295,454

Integrated Oils (0.1%)
* KCS Energy, Inc.	91,512	1,406
* Delta Petroleum Corp.	47,555	691

		2,097

Other Energy (7.0%)
Massey Energy Co.	150,038	6,008
* Grant Prideco, Inc.	243,811	5,890
Patina Oil & Gas Corp.	132,371	5,295
* Plains Exploration & Production Co.	144,536	5,044
* FMC Technologies Inc.	128,141	4,252
CONSOL Energy, Inc.	89,256	4,197
Helmerich & Payne, Inc.	99,818	3,962
* Denbury Resources, Inc.	100,068	3,525
* Unit Corp.	76,692	3,464
Range Resources Corp.	147,092	3,436
* Cal Dive International, Inc.	71,914	3,258
* Key Energy Services, Inc.	257,623	2,955
* Calpine Corp.	1,054,498	2,953
St. Mary Land & Exploration Co.	56,426	2,824
* Quicksilver Resources, Inc.	54,179	2,640
* Todco	95,182	2,460
* Superior Energy Services, Inc.	136,037	2,340
* Grey Wolf, Inc.	353,917	2,329
* Encore Acquisition Co.	54,668	2,258
* Hydrill Co.	35,484	2,073
* SEACOR Holdings Inc.	32,450	2,069
* Oceaneering International, Inc.	50,521	1,895
Berry Petroleum Class A	35,262	1,814
* Atwood Oceanics, Inc.	26,761	1,781
Penn Virginia Corp.	36,197	1,661
CARBO Ceramics Inc.	23,616	1,657
* Energy Partners, Ltd.	61,726	1,603
* Global Industries Ltd.	165,234	1,553
* Cheniere Energy, Inc.	23,767	1,533
* Whiting Petroleum Corp.	36,650	1,495
* Remington Oil & Gas Corp.	43,777	1,380
* W-H Energy Services, Inc.	54,700	1,309
* KFX, Inc.	95,419	1,279
* TETRA Technologies, Inc.	44,120	1,255
* Petroleum Development Corp.	31,046	1,170
* Newpark Resources, Inc.	166,092	978
* Input/Output, Inc.	145,608	939
* Core Laboratories NV	33,811	868
* Hanover Compressor Co.	68,771	830
* Parker Drilling Co.	121,941	701
* Spinnaker Exploration Co.	18,807	668
* Comstock Resources, Inc.	22,734	653
* Oil States International, Inc.	27,079	556
* FuelCell Energy, Inc.	55,632	555
* Harvest Natural Resources, Inc.	46,620	554
* Hornbeck Offshore Services, Inc.	18,676	468
RPC Inc.	30,011	456
* Plug Power, Inc.	61,452	406
Gulf Island Fabrication, Inc.	16,956	398
* Endeavor International Corp.	109,771	383
* Global Power Equipment Group Inc.	38,777	371
* Dril-Quip, Inc.	8,887	273
Crosstex Energy, Inc.	5,979	262
* Atlas America, Inc.	5,331	193

		105,129

Materials & Processing (4.2%)
* Crown Holdings, Inc.	326,364	5,078
Forest City Enterprise Class A	62,021	3,957
Crompton Corp.	226,467	3,306
* Scotts Miracle-Gro Company	45,396	3,188
* Maverick Tube Corp.	84,066	2,733
Florida Rock Industries, Inc.	41,675	2,451
* Armor Holdings, Inc.	62,227	2,308
Airgas, Inc.	86,596	2,069
Simpson Manufacturing Co.	65,808	2,033
Allegheny Technologies Inc.	80,043	1,930
* Coeur d'Alene Mines Corp.	470,160	1,725
* Cabot Microelectronics Corp.	48,599	1,525
* Quanta Services, Inc.	194,891	1,487
* Hexcel Corp.	95,077	1,475
Schnitzer Steel Industries, Inc. Class A	43,416	1,464
ElkCorp	35,133	1,351
* Rogers Corp.	33,050	1,322
Brookfield Homes Corp.	30,404	1,283
* Hecla Mining Co.	233,478	1,279
* Symyx Technologies, Inc.	57,317	1,264
* W.R. Grace & Co.	130,175	1,109
* Dycom Industries, Inc.	48,155	1,107
* Mobile Mini, Inc.	27,375	1,106
* Ceradyne, Inc.	45,568	1,019
Steel Dynamics, Inc.	29,364	1,012
* NCI Building Systems, Inc.	25,991	1,003
Neenah Paper Inc.	29,094	978
* Hercules, Inc.	65,881	954
MacDermid, Inc.	26,938	875
* Apex Silver Mines Ltd.	51,973	833
* Graphic Packaging Corp.	176,779	780
* Insituform Technologies Inc. Class A	53,057	770
AMCOL International Corp.	40,657	763
* Trex Co., Inc.	16,128	716
* Terra Industries, Inc.	82,836	643
Royal Gold, Inc.	34,968	641
* Energy Conversion Devices, Inc.	27,573	627
* Exide Technologies	45,489	587
* Tejon Ranch Co.	12,582	561
Silgan Holdings, Inc.	8,282	538
Deltic Timber Corp.	13,299	520
* DHB Industries, Inc.	48,424	426
* GrafTech International Ltd.	67,311	383
Apogee Enterprises, Inc.	24,437	349
* Interface, Inc.	45,116	308
* AAON, Inc.	18,505	305
* Avatar Holding, Inc.	5,262	247
* Encore Wire Corp.	21,059	215

		62,603

Producer Durables (8.6%)
United Defense Industries Inc.	100,020	7,343
* Crown Castle International Corp.	397,058	6,377
Roper Industries Inc.	83,085	5,442
Joy Global Inc.	152,205	5,336
Graco, Inc.	129,579	5,230
Donaldson Co., Inc.	147,681	4,767
* Mettler-Toledo International Inc.	81,905	3,890
Plantronics, Inc.	95,372	3,632
* Andrew Corp.	285,874	3,348
* Polycom, Inc.	193,407	3,278
* Hovnanian Enterprises Inc. Class A	64,024	3,265
* Rayovac Corp.	72,785	3,028
Ryland Group, Inc.	46,752	2,900
Engineered Support Systems, Inc.	52,511	2,810
* Varian Semiconductor Equipment Associates, Inc.	72,031	2,738
Herman Miller, Inc.	90,553	2,727
Ametek, Inc.	67,549	2,719
* Meritage Corp.	44,819	2,641
* Headwaters Inc.	78,917	2,590
* Actuant Corp.	51,949	2,334
The Manitowoc Co., Inc.	55,269	2,232
MDC Holdings, Inc.	31,223	2,175
* Dionex Corp.	39,038	2,128
Cognex Corp.	81,837	2,036
* ESCO Technologies Inc.	25,142	2,020
Mine Safety Appliances Co.	51,436	1,993
* Cymer, Inc.	72,782	1,948
* Thomas & Betts Corp.	58,146	1,878
* CUNO Inc.	33,407	1,717
* Interdigital Communications Corp.	108,536	1,663
HNI Corp.	34,896	1,569
* Paxar Corp.	70,343	1,501
JLG Industries, Inc.	63,767	1,374
* Champion Enterprises, Inc.	141,334	1,329
Steelcase Inc.	93,713	1,293
* Itron, Inc.	41,732	1,237
* Taser International Inc.	102,505	1,230
* FEI Co.	49,439	1,145
* Imagistics International Inc.	32,285	1,128
* Teledyne Technologies, Inc.	35,615	1,115
* Photronics Inc.	61,412	1,112
* Arris Group Inc.	155,654	1,076
* ATMI, Inc.	40,279	1,009
* Orbital Sciences Corp.	102,037	988
* Entegris Inc.	94,583	935
* SBA Communications Corp.	101,798	932
* Powerwave Technologies, Inc.	97,825	757
Franklin Electric, Inc.	18,420	695
* Applied Films Corp.	29,488	682
* William Lyon Homes, Inc.	8,688	666
* Sonic Solutions, Inc.	44,001	662
* Ultratech, Inc.	44,823	654
* MTC Technologies, Inc.	20,085	653
* Mattson Technology, Inc.	81,560	648
* Power-One, Inc.	133,108	647
* Photon Dynamics, Inc.	33,376	636
* Littelfuse, Inc.	22,031	631
Levitt Corp. Class A	21,602	554
United Industrial Corp.	18,138	537
* Presstek, Inc.	65,819	508
* Metrologic Instruments, Inc.	21,266	478
* General Cable Corp.	39,059	471
* Astec Industries, Inc.	20,592	454
CTS Corp.	33,891	441
Vicor Corp.	42,077	439
* Kulicke & Soffa Industries, Inc.	65,935	415
* Advanced Energy Industries, Inc.	42,364	410
* DuPont Photomasks, Inc.	14,670	391
* Rudolph Technologies, Inc.	24,968	376
Curtiss-Wright Corp. Class B	6,367	359
* Palm Harbor Homes, Inc.	20,561	334
Lindsay Manufacturing Co.	14,545	278
* LTX Corp.	60,357	268
* Argon ST, Inc.	7,685	254
Keithley Instruments Inc.	14,195	229
* Asyst Technologies, Inc.	33,312	160
* Color Kinetics Inc.	8,524	86
Curtiss-Wright Corp.	200	11

		129,942

Technology (17.3%)
* International Rectifier Corp.	131,739	5,994
* SpectraSite, Inc.	96,248	5,579
* Western Digital Corp.	405,087	5,165
PerkinElmer, Inc.	240,151	4,954
* Macromedia, Inc.	140,046	4,692
* FLIR Systems, Inc.	134,930	4,088
* Trimble Navigation Ltd.	102,244	3,457
* Avid Technology, Inc.	63,606	3,442
Reynolds & Reynolds Class A	126,286	3,417
* F5 Networks, Inc.	67,418	3,404
* Hyperion Solutions Corp.	76,943	3,394
Acxiom Corp.	161,708	3,385
* MEMC Electronic Materials, Inc.	246,706	3,318
* CACI International, Inc.	57,659	3,185
* Cree, Inc.	145,734	3,170
* Cypress Semiconductor Corp.	248,154	3,127
* Brocade Communications Systems, Inc.	519,496	3,075
* The Titan Corp.	167,119	3,035
* TIBCO Software Inc.	376,736	2,807
* Rambus Inc.	180,762	2,724
* Akamai Technologies, Inc.	211,526	2,693
* Integrated Circuit Systems, Inc.	138,723	2,652
* Varian, Inc.	69,135	2,620
* Avocent Corp.	98,287	2,522
* Atmel Corp.	847,880	2,501
* Tessera Technologies, Inc.	57,628	2,491
* Semtech Corp.	138,854	2,481
* Anteon International Corp.	63,615	2,477
* Websense, Inc.	46,028	2,476
* Silicon Laboratories Inc.	76,845	2,283
* Foundry Networks, Inc.	229,263	2,270
ADTRAN Inc.	128,027	2,258
* Wind River Systems Inc.	147,318	2,222
* RSA Security Inc.	137,179	2,174
* ANSYS, Inc.	61,606	2,108
* PalmOne, Inc.	80,976	2,055
* Coherent, Inc.	60,228	2,033
* SigmaTel Inc.	54,152	2,027
* Macrovision Corp.	88,264	2,012
* Applied Micro Circuits Corp.	608,129	2,001
* UNOVA, Inc.	96,086	1,984
* Mentor Graphics Corp.	143,031	1,960
* Skyworks Solutions, Inc.	308,340	1,958
* Parametric Technology Corp.	346,906	1,939
* RF Micro Devices, Inc.	369,731	1,930
* Progress Software Corp.	71,213	1,867
* FileNET Corp.	81,514	1,857
* Microsemi Corp.	112,416	1,831
* Digital River, Inc.	58,544	1,824
* SRA International, Inc.	29,939	1,804
* Intergraph Corp.	61,818	1,781
* MICROS Systems, Inc.	47,398	1,740
* Digitas Inc.	171,262	1,730
* Transaction Systems Architects, Inc.	74,589	1,727
* Tekelec	107,404	1,712
* Maxtor Corp.	320,700	1,706
* OmniVision Technologies, Inc.	106,088	1,607
* Openwave Systems Inc.	130,908	1,596
* Internet Security Systems, Inc.	81,401	1,490
* DSP Group Inc.	55,228	1,423
* Aeroflex, Inc.	146,980	1,371
* Silicon Image, Inc.	136,118	1,369
* Harmonic, Inc.	142,519	1,362
* Intermagnetics General Corp.	55,350	1,347
* Informatica Corp.	162,236	1,342
* MicroStrategy Inc.	24,675	1,339
* Extreme Networks, Inc.	226,583	1,335
* Equinix, Inc.	30,920	1,309
* SERENA Software, Inc.	54,915	1,305
* ScanSource, Inc.	24,833	1,287
* Power Integrations, Inc.	61,158	1,278
* j2 Global Communications, Inc.	36,961	1,268
* RealNetworks, Inc.	217,835	1,259
* NetIQ Corp.	108,943	1,245
* Retek Inc.	110,507	1,240
* WebEx Communications, Inc.	57,262	1,236
* Aspect Communications Corp.	118,082	1,229
* Micrel, Inc.	133,272	1,229
* Manhattan Associates, Inc.	59,292	1,208
* Epicor Software Corp.	90,696	1,188
* Quest Software, Inc.	84,343	1,167
* Sapient Corp.	158,894	1,167
* Vitesse Semiconductor Corp.	421,222	1,129
* FormFactor Inc.	49,534	1,121
* Synaptics Inc.	48,007	1,114
* Exar Corp.	82,399	1,104
* Dendrite International, Inc.	78,276	1,099
* Mercury Computer Systems, Inc.	39,597	1,092
* ON Semiconductor Corp.	276,217	1,091
* Ascential Software Corp.	58,127	1,077
* Perot Systems Corp.	78,253	1,052
* Quantum Corp.	360,890	1,050
* Packeteer, Inc.	65,791	1,013
* Plexus Corp.	85,518	984
* Advanced Digital Information Corp.	119,417	979
* Ixia	54,913	977
* Ariba, Inc.	122,685	952
* Genesis Microchip Inc.	65,450	946
Inter-Tel, Inc.	38,241	937
* 3Com Corp.	260,502	927
* SafeNet, Inc.	30,955	907
* Benchmark Electronics, Inc.	28,474	906
EDO Corp.	29,726	893
* Gateway, Inc.	220,898	890
* Altiris, Inc.	37,287	889
* Identix, Inc.	175,043	884
* TriQuint Semiconductor, Inc.	258,481	874
* Verint Systems Inc.	24,870	869
* II-VI, Inc.	48,706	849
* ViaSat, Inc.	45,031	842
* KEMET Corp.	105,733	819
* Ditech Communications Corp.	64,798	808
* CommScope, Inc.	53,864	806
* Amkor Technology, Inc.	208,570	805
* ManTech International Corp.	34,263	790
SS &C Technologies, Inc.	34,308	782
* JDA Software Group, Inc.	54,809	770
* Pinnacle Systems, Inc.	137,427	768
* Magma Design Automation, Inc.	64,537	766
* TTM Technologies, Inc.	72,897	763
* Cirrus Logic, Inc.	167,749	758
* Lexar Media, Inc.	148,351	739
* InterVoice, Inc.	64,077	720
* Agile Software Corp.	98,615	718
* Micromuse Inc.	155,901	706
Talx Corp.	38,856	706
* Verity, Inc.	74,039	700
* Vignette Corp.	514,167	674
* SeaChange International, Inc.	50,089	649
* Borland Software Corp.	79,527	646
* Keane, Inc.	49,157	641
* The TriZetto Group, Inc.	66,714	621
* Silicon Graphics, Inc.	517,425	616
* Daktronics, Inc.	28,248	612
* Secure Computing Corp.	70,891	608
* Pixelworks, Inc.	74,505	607
Cubic Corp.	31,637	599
* Westell Technologies, Inc.	106,046	584
* Excel Technology, Inc.	23,763	584
* Opsware, Inc.	112,859	582
* Novatel Wireless, Inc.	54,042	581
* SonicWALL, Inc.	113,777	579
* Standard Microsystem Corp.	32,981	573
* Open Solutions Inc.	28,487	565
* Interwoven Inc.	72,464	564
BEI Technologies, Inc.	23,468	563
* webMethods, Inc.	100,105	549
* Jupitermedia Corp.	35,170	545
* OSI Systems Inc.	30,383	532
* E.piphany Inc.	143,415	509
* MatrixOne, Inc.	102,011	487
* ActivCard Corp.	75,623	480
* Lionbridge Technologies, Inc.	83,891	477
* Sycamore Networks, Inc.	133,388	475
* Blue Coat Systems, Inc.	20,159	474
* Anaren, Inc.	38,902	472
* Entrust, Inc.	124,679	468
* Komag, Inc.	20,860	466
* NETGEAR, Inc.	30,822	465
* Tyler Technologies, Inc.	60,966	464
* OpenTV Corp.	161,711	459
* IXYS Corp.	39,073	447
* Mindspeed Technologies, Inc.	199,301	444
* ScanSoft, Inc.	115,857	431
* Pericom Semiconductor Corp.	50,249	431
Integral Systems, Inc.	18,718	430
* Audible, Inc.	31,712	429
* Concur Technologies, Inc.	52,763	428
* Kopin Corp.	138,905	426
* PDF Solutions, Inc.	30,163	422
* Keynote Systems Inc.	35,565	422
* Lattice Semiconductor Corp.	78,432	421
* Siliconix, Inc.	11,795	416
* Newport Corp.	28,071	407
* SupportSoft, Inc.	76,500	404
* Remec, Inc.	76,244	403
* EPIQ Systems, Inc.	29,991	389
* Echelon Corp.	56,773	388
* Cray Inc.	144,267	368
* PEC Solutions, Inc.	27,243	343
* Gartner, Inc. Class A	35,566	340
* Universal Display Corp.	47,243	330
* Motive, Inc.	33,008	330
* Transmeta Corp.	332,724	309
* Virage Logic Corp.	28,173	309
* SiRF Technology Holdings, Inc.	27,331	305
* AMIS Holdings Inc.	26,582	300
* @ Road, Inc.	71,671	294
* Atheros Communications	28,184	289
* Finisar Corp.	231,343	289
* SeeBeyond Technology Corp.	91,358	289
Syntel, Inc.	16,220	287
* Lawson Software Inc.	48,637	287
* Multi-Fineline Electronix, Inc.	15,970	282
* Enterasys Networks, Inc.	199,662	280
* FalconStor Software, Inc.	46,813	279
* McDATA Corp.	79,069	276
* Embarcadero Technologies, Inc.	41,252	272
* PalmSource, Inc.	29,661	268
* Ulticom, Inc.	21,166	236
* Blackboard Inc.	12,895	225
* Avanex Corp.	170,018	221
* Iomega Corp.	47,709	205
* Digimarc Corp.	32,682	201
QAD Inc.	23,512	194
* SPSS, Inc.	10,954	190
* iGATE Corp.	45,962	171
* Oplink Communications, Inc.	105,666	166
* Net2Phone, Inc.	89,488	144
* Broadwing Corp.	29,657	123
* Safeguard Scientifics, Inc.	83,872	119
* Pegasystems Inc.	21,559	116

		260,230

Utilities (2.2%)
* NII Holdings Inc.	130,841	7,523
* Western Wireless Corp. Class A	174,602	6,628
Western Gas Resources, Inc.	102,077	3,517
* Southwestern Energy Co.	46,474	2,638
* Cincinnati Bell Inc.	483,939	2,057
* Commonwealth Telephone Enterprises, Inc.	39,261	1,851
* USA Mobility, Inc.	48,945	1,586
* Premiere Global Services, Inc.	132,062	1,495
* IDT Corp. Class B	93,591	1,384
* UbiquiTel Inc.	137,849	924
* Mediacom Communications Corp.	123,937	811
* Centennial Communications Corp. Class A	51,035	554
* IDT Corp.	37,343	530
* General Communication, Inc.	55,524	507
* Dobson Communications Corp.	225,367	455
* Time Warner Telecom Inc.	88,813	353
* Intrado Inc.	27,537	339
* Primus Telecommunications Group, Inc.	133,617	210
* Triton PCS, Inc.	73,180	162

		33,524

Other (0.4%)
* McDermott International, Inc.	118,846	2,250
Walter Industries, Inc.	46,083	1,961
GenCorp, Inc.	88,710	1,774

		5,985

TOTAL COMMON STOCKS
(Cost $1,276,884)		1,503,313

TEMPORARY CASH INVESTMENTS (3.0%)

Vanguard Market Liquidity Fund, 2.748%**
(Cost $45,815)	45,815,311	45,815

TOTAL INVESTMENTS (103.0%)
(Cost $1,322,699)		1,549,128

OTHER ASSETS AND LIABILITIES--NET (-3.0%)		(46,004)

NET ASSETS (100%)		$1,503,124

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT--Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $1,322,699,000. Net unrealized appreciation of investment securities for tax purposes was $226,429,000, consisting of unrealized gains of $330,759,000 on securities that had risen in value since their purchase and $104,330,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.